S000012073 [Member] Expense Example, No Redemption - S000012073 [Member]	Aug. 31, 2025 USD ($)
C000121792 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
C000253716 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
C000032868 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	692
Expense Example, No Redemption, 3 Years	940
Expense Example, No Redemption, 5 Years	1,207
Expense Example, No Redemption, 10 Years	1,967
C000032870 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,102
C000032871 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
C000078987 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
C000094677 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	$ 1,757